Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31, 2021	December 31, 2020
Land	$5,065	$5,065
Building & warehouse	13,381	8,464
Laboratory equipment	6,295	5,942
Agricultural equipment	2,404	1,904
Computer equipment	1,681	1,534
Furniture & appliances	852	819
Construction in progress(b)	5,709	4,288
Other	1,247	1,020
Property, plant and equipment, gross	36,634	29,036
Less: accumulated depreciation	(5,702)	(3,356)
Property, plant and equipment, net	$30,932	$25,680

(a)      The Company recorded total depreciation expense in the Consolidated Statement of Operations for approximately $2,346 and $2,359 in 2021 and 2020, respectively. Total depreciation for the year ended December 31, 2021 includes approximately $1,133 and $586 of depreciation, included in inventory and cost of goods sold, respectively. Total depreciation for the year ended December 31, 2020 includes approximately $1,051 and $685 of depreciation, included in inventory and costs of goods sold, respectively.

(b)      Construction in progress primarily relate to on-going construction of the Company’s Colombian and Portugal facilities.